UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C.

Form ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1(c)(2)) for the reporting period September 1 to December 31, 2018

Date of Report (Date of earliest event reported) January 11, 2019

PNC Bank, National Association

(Exact name of securitizer as specified in its charter)

025-00973	0001008932
Commission File Number of securitizer:	Central Index Key Number of securitizer:

Claudia Metcalfe

412-237-0707

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15GA-1 (c) (1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15GA -1 (c) (2) (i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15GA-1 (c) (2) (ii)  ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 according to the requirements of Rule 15Ga-1(c)(2) for the quarterly period ended December 31, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 25, 2019	PNC Bank, National Association

	By:	/s/ Bill Brewster
Name: Bill Brewster
Title: Senior Vice President Officer with respect to Residential Mortgages and Ginnie Mae Asset Classes

	By:	/s/ Harry J. Funk
Name: Harry J. Funk
Title: Executive Vice President Officer with respect to Commercial Mortgages Asset Class